UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-279448-02

Central Index Key Number of Issuing Entity:  0002063629

Nissan Auto Receivables 2025-A Owner Trust

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-279448

Central Index Key Number of Depositor: 0001129068

Nissan Auto Receivables COMPANY II LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540639

Nissan Motor Acceptance CoMPANY LLC

(Exact Name of Sponsor as Specified in its Charter)

Angela Vogeli, (629) 273-2551

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE that was accepted by and filed with the Securities and Exchange Commission on May 13, 2025 with respect to Nissan Auto Receivables 2025-A Owner Trust (the “Previously Filed Form ABS-EE”).  This Form ABS-EE includes values in the “Payment-to-income ratio” field that were inadvertently omitted in the Previously Filed Form ABS-EE.  Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the Previously Filed Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File (Schedule AL for a $1,668,465,701.04 pool of receivables)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

NISSAN AUTO RECEIVABLES COMPANY II LLC
(Depositor)

Date: May 16, 2025	By:	/s/ Nathan Debernardi
	Name:	Nathan Debernardi
	Title:	Assistant Treasurer